UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  10/31

Date of reporting period:1/31/06

Item 1.  Schedule of Investments.

Dunham Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)					January 31, 2006
		Principal
% of Portfolio	Description	Amount	Int. Rate	Maturity	Value
37.47%	ASSET BACKED SECURITIES
15.92%	Automobile
	Americredit Auto Receivable Trust 2004-A A3	625,000	3.630%	1/6/2010	$ 617,608
	Bay View Auto Trust 2005-LJ1 A3	500,000	3.860	3/25/2010	492,867
	Capital Auto Receivables Trust 2003-1 A3A	184,346	2.750	4/16/2007	183,171
	Carmax Auto Owner Trust 2005-3 A3	250,000	4.810	3/15/2010	249,470
	Fifth Third Auto Trust 2004-A A3	435,000	3.190	2/20/2008	431,264
	Honda Auto Receivables Owner 2005-6 A4	300,000	4.860	3/18/2011	300,181
	Honda Auto Receivables Soverign Trust 2005-2A3	400,000	3.930	1/15/2009	395,094
	Onyx Acceptance Auto Trust 2005-A A4	500,000	3.910	9/15/2011	488,740
	Susquehanna Auto Lease Trust 2005-1A3 -144A	300,000	4.430	6/16/2008	297,938
	Triad Auto Receivables Owner 2006-A A3	400,000	4.770	1/12/2011	398,609
	USAA Auto Owner Trust 2005-1 A4	500,000	4.130	11/15/2011	490,886
	Wachovia Auto Owner Trust 2004-A A3	466,164	3.190	6/20/2008	462,015
					4,807,843
3.91%	Business Equipment
	CIT Equipment Collateral 2004-VT1 A3	342,964	2.200	3/20/2008	338,105
	Ikon Receivables LLC 2003-1 A4	600,000	3.270	7/15/2011	592,811
	Marlin Leasing Receivables LLC 2005-1A A3 -144A	250,000	4.630	11/17/2008	248,013
					1,178,929
6.27%	Credit Card
	Bank One Issuance Trust 2004-B2	250,000	4.370	4/15/2012	244,568
	Dillard Credit Card Master Trust 2002-2 A	650,000	3.800	9/15/2010	645,473
	Household Private Label Credit Master Note Series 2002-1 A	500,000	5.500	1/18/2011	503,281
	MBNA Credit Card Master Note 2002 A1	500,000	4.950	6/15/2009	500,606
					1,893,928
4.39%	Heavy Equipment
	Caterpillar Financial Asset Trust 2004-AA3	500,644	3.130	1/26/2009	493,748
	CNH Equipment Trust 2005-A A4B	450,000	4.290	6/15/2012	442,842
	Navistar Financial Corp Owner 2004-A A3	392,414	2.010	8/15/2008	387,168
					1,323,758
1.22%	Home Equity
	Countrywide Asset Backed Certificates Series 2004-7 AF3	337,071	3.903	1/25/2031	335,427
	Centex Home Equity 2003-C AF3	31,563	3.690	3/25/2028	31,461
					366,888
3.04%	Mortgages Collateral
	Countrywide Alternative Loan	324,997	5.500	1/25/2036	323,480
	Residential Asset Mortgage Products 2004-RS12 AI3	600,000	3.981	4/25/2029	592,563
					916,043
1.65%	Student Loan
	Education Loans, Inc. +	395,683	4.021	12/26/2016	393,312
	PNC Student Loan Trust 1997-2 A7	103,300	6.728	1/25/2007	103,852
					497,164
1.07%	Utilities
	Peco Energy Transition Trust 199-A A6	319,339	6.050	3/1/2009	321,443

	TOTAL ASSET BACKED SECURITIES
	(Cost $11,422,400)				11,305,996

31.77%	COLLATERALIZED MORTGAGE BACKED SECURITIES
14.41%	Commercial
	Banc of America Commercial Mortgage 2004-2 A2	500,000	3.520	11/10/2038	479,465
	Bear Stearns Commercial Mortgage 2004-PWR4 A1	412,126	4.361	6/11/2041	405,153
	Bear Stearns Commercial Mortgage 2003-PWR2 A1	436,208	3.432	5/11/2039	420,895
	CS First Boston Mortgage Securities 2001-CP4 A2	350,000	5.870	12/15/2035	354,315
	CS First Boston Mortgage Securities 2003-CK2 A1	243,180	3.006	3/15/2036	235,842
	GE Capital Commercial Mortgage 2005-C1 A1	401,004	4.012	6/10/2048	393,522
	JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	382,900	4.116	3/15/2046	376,389
	LB-US Comercial Mortgage Trust 2003-C1 A1	386,461	2.720	3/15/2027	373,974
	Morgan Stanley Mort Loan Trust	444,286	2.850	9/13/2045	427,402
	Superannuation Members Home Loan Series 6A	361,076	4.464	11/9/2035	361,918
	Structured Adjusted Rate Mortgage Loan 2006-1 A1	300,000	5.250	1/1/2036	298,782
	Wells Fargo Mortgage Backed Securities 2005-9 1A1	225,000	4.750	10/25/2035	220,734
					4,348,391
17.36%	U.S. Government Agency
	Federal Home Loans Banks Series 0582 H	332,098	4.750	10/25/2010	329,192
	Fannie Mae Series 2003-52 KR	303,310	3.500	7/25/2017	288,681
	Freddie Mac Series 2627 BG	425,498	3.250	6/15/2017	400,939
	Fannie Mae Series 2004-17 HA	272,715	3.000	1/25/2019	251,923
	Freddie Mac Series 2643 ME	460,300	3.500	3/15/2018	435,419
	Freddie Mac Series 2672 HA	454,958	4.000	9/15/2016	440,941
	Freddie Mac Series 2764 NI	323,411	3.250	3/15/2014	310,792
	Freddie Mac Series 2866 TG	582,660	4.500	7/15/2027	577,475
	Fannie Mae Series 2003-69 GJ	434,854	3.500	12/25/2031	411,428
	Fannie Mae Series 2003-73 GA	438,401	3.500	5/25/2031	411,053
	Federal Home Loan Mortgage	825,000	6.990	7/26/2006	834,228
	Federal Home Loan Mortgage Series 3056 AP	240,622	5.500	1/15/2027	242,206
	Federal Home Loan Mortgage Series 3074 BC	300,000	5.500	10/15/2035	302,792
					5,237,069

	TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES
	(Cost $9,748,546)				9,585,460

30.57%	CORPORATE BONDS
9.97%	Banks
	ABN Amro BK Chic Sub Note	430,000	7.125	6/18/2007	440,974
	American Express Centurion	430,000	4.375	7/30/2009	420,277
	Deutsche Bank Financial	450,000	6.700	12/13/2006	456,251
	HSBC Bank PLC	500,000	7.625	6/15/2006	504,825
	National City Bank	300,000	4.250	1/29/2010	292,151
	Nationsbank Corporation	250,000	6.375	2/15/2008	256,689
	Union Bank of Switzerland - New York	300,000	7.250	7/15/2006	302,897
	Union Planters Bank NA	325,000	6.500	3/15/2008	334,082
					3,008,146
0.85%	Aerospace/Defense
	Boeing Co.	250,000	8.100	11/15/2006	255,872
9.98%	Diversified Finan Serv
	Bear Stearns Company, Inc.	325,000	2.875	7/2/2008	309,315
	Capital One Bank	300,000	6.700	5/15/2008	309,205
	Caterpillar Financial Service Corp.	80,000	3.675	11/15/2007	78,169
	Goldman Sachs Group, Inc.	350,000	7.350	10/1/2009	375,521
	Goldman Sachs Group, Inc.	75,000	4.500	6/15/2010	73,097
	Intl Lease Finance Corp	120,000	6.375	3/15/2009	124,150
	Intl Lease Finance Corp	250,000	4.750	7/1/2009	246,553
	Lehman Brothers Holdings, Inc.	300,000	8.250	6/15/2007	312,511
	Merrill Lynch & Co. Inc.	325,000	4.831	10/27/2008	323,265
	Morgan Stanley Dean Witter	500,000	10.000	6/15/2008	555,238
	Residential Capital Corp	150,000	6.375	6/30/2010	153,760
	Residential Capital Corp	150,000	6.125	11/21/2008	151,530
					3,012,314
5.12%	Electric
	Con Edison Co. of NY	425,000	4.700	6/15/2009	421,627
	Georgia Power Company +	450,000	4.530	2/17/2009	451,057
	Metropolitan Edison	200,000	4.450	3/15/2010	193,675
	Northern States Pwr-Wisc	450,000	7.640	10/1/2008	477,063
					1,543,422
1.47%	Savings&Loans
	Amsouth Bank NA	450,000	2.820	11/3/2006	443,098
1.45%	Telecommunications
	SBC Communication Capital Corp	125,000	6.680	11/28/2007	127,884
	Sprint Capital Corp	300,000	6.375	5/1/2009	310,126
					438,010
1.73%	Transportation
	General American Transportation Corp.	150,000	6.750	5/1/2009	154,493
	Union Pacific Corporation	350,000	7.250	11/1/2008	368,902
					523,395
	TOTAL CORPORATE BONDS
	(Cost $9,318,079)				9,224,257

1.98%	SHORT-TERM INVESTMENTS	Shares
	Milestone Treasury Obligation	597,444			597,444
	Portfolio - Institutional Class
	(Cost $597,444)

101.79%	Total Value of Investments:				$ 30,713,157
	(Total Cost: $31,086,469)

-1.79%	Other Assets Less Liabilities:				$ (539,670)

100.00%	Total Net Assets:				$ 30,173,487

+ Variable Rate Security. Rate shown represents current rate as of January 31, 2006
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost					$ 8,914
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value					(382,226)
Net unrealized depreciation					$ (373,312)

Dunham Corporate/Government Bond Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)					January 31, 2006

% of Portfolio	Description	Shares	Int. Rate	Maturity	Value
42.14%	TAXABLE BOND
0.50%	Aerospace/Defense
	Armor Holdings, Inc.	60,000	8.250%	8/15/2013	$ 64,800
	Esterline Technologies	15,000	7.750	6/15/2013	15,600
	United Technologies Corp.	120,000	4.875	5/1/2015	117,178
					197,578
0.48%	Auto-Cars/Light Trucks
	Daimlerchrysler NA Holdings +	190,000	4.780	10/31/2008	190,629
0.44%	Building Prod-Air&Heating
	American Standard, Inc.	163,807	7.675	2/15/2010	175,265
0.27%	Building & Construct Prod-Misc
	Building Materials Corp.	20,000	7.750	8/1/2014	19,400
	Ply Gem Industries, Inc.	100,000	9.000	2/15/2012	86,500
					105,900
1.53%	Building - Residential/Commercial
	D R Horton, Inc.	128,264	7.500	12/1/2007	132,725
	D R Horton, Inc.	185,442	5.675	9/15/2014	178,523
	K Hovnanian Entr	189,305	6.250	1/15/2015	178,902
	Meritage Homes Corp	85,000	6.250	3/15/2015	77,775
	Tech Olympic USA Inc.	35,000	9.000	7/1/2010	35,919
					603,844
0.31%	Broadcast Services/Program
	Clear Channel Communications	105,000	5.500	9/15/2014	98,946
	Liberty Media Corp.	25,000	5.700	5/15/2013	23,398
					122,344
2.76%	Cable TV
	BSKYB Finance UK Ltd 144A	40,000	6.500	10/15/2035	39,446
	Charter Comm Opt LLC/Cap 144A	60,000	8.375	4/30/2014	59,925
	Comcast Corp.	75,000	5.850	11/15/2015	74,998
	Comcast Corp.	65,000	6.500	11/15/2035	65,111
	CSC Holdings, Inc..	224,076	10.500	5/15/2016	238,361
	DirectTV Holdings/Finance	85,000	6.375	6/15/2015	83,300
	Echostar DBS Corp.	38,146	9.125	1/15/2009	39,910
	Echostar DBS Corp. 144A	95,000	7.125	2/1/2016	93,694
	Lenfest Communications, Inc..	132,900	10.500	6/15/2006	135,174
	Mediacom BroadBd LLC 144A	60,000	8.500	10/15/2015	56,700
	Rogers Cable, Inc.	69,541	7.875	5/1/2012	74,583
	Time Warner Entertainment	110,000	8.675	7/15/2033	130,070
					1,091,272
1.32%	Casino Hotels
	Harrahs Operating Co Inc.	190,000	5.750	10/1/2017	183,721
	Hilton Hotels Corporation	84,536	7.675	12/1/2012	91,368
	MGM Mirage	55,000	6.750	9/1/2012	55,963
	MGM Mirage	40,000	6.675	7/15/2015	40,200
	Station Casinos Inc.	90,000	6.875	3/1/2016	91,463
	Wynn Las Vegas LLC/Corp	60,000	6.675	12/1/2014	58,424
					521,139
0.20%	Casino Services
	OED/Diamond Jo	80,000	8.750	4/15/2012	78,400
0.53%	Chemicals-Diversified
	United Agri Products	195,000	8.250	12/15/2011	206,944

0.24%	Coal
	Peabody Energy Corp	90,000	6.875	3/15/2013	93,150
3.12%	Commericial Banks
	Bank of America Corporation	43,175	4.375	12/1/2010	41,935
	Barclays Bank PLC +	40,000	6.278	Perpetual	39,830
	Colonial Bank	16,226	9.375	6/1/2011	18,957
	Colonial Capital II	52,542	8.920	1/15/2027	55,984
	First Republic Bank	119,764	7.750	9/15/2012	132,938
	HBOS PLC - 144A+	100,000	6.413	Perpetual	99,302
	HSBC Bank USA	95,000	5.875	11/1/2034	95,055
	Resona Bank LTD + 144A	120,000	5.850	Perpetual	119,281
	Sweedish Export Cred	620,000		6/5/2007	629,758
					1,233,041
0.15%	Computer Services
	Sungard Data Systems, Inc.	65,000	4.875	1/15/2014	56,550
0.33%	Construction Services
	Toll Corp.	123,628	8.250	12/1/2011	131,219
0.30%	Consumer Products-Misc
	Fortune Brands, Inc.	120,000	5.375	1/15/2016	117,867
0.85%	Containers-Metal/Glass
	AEP Industries, Inc.	105,000	7.875	3/15/2013	101,850
	Crown Americas, Inc. 144A	35,000	7.750	11/15/2015	36,313
	Crown Cork & Seal Co. Inc.	40,000	7.375	12/15/2026	37,000
	Owens-Brockway	153,763	8.750	2/15/2009	160,490
					335,653
0.10%	Cruise Lines
	Royal Caribbean	30,906	7.250	3/15/2018	33,423
	Royal Caribbean	5,000	8.000	5/15/2010	5,438
					38,861
0.37%	Distribution/Wholesale
	Owens & Minor, Inc.	139,082	8.500	7/15/2011	145,688
0.23%	Divers Oper/Commercial Services
	Cendant Corp.	80,000	7.375	1/15/2013	88,912
0.09%	Diversified Manufacturing
	Trinity Indus., Inc.	35,000	6.500	3/15/2014	34,913
0.35%	Diversified Minerals
	BHP Billiton Finance	140,000	5.250	12/15/2015	139,207
0.71%	Diversified Operations
	Hutchison Whamp International - 144A	80,000	7.450	11/24/2033	91,688
	Progress Energy Inc.	175,000	7.100	3/1/2011	187,616
					279,304
0.52%	Electronics
	L-3 Comm Corp.	60,000	5.875	1/15/2015	57,900
	TXU Corporation	65,000	5.550	11/15/2014	61,038
	Texas Genco LLC 144A	80,000	6.875	12/15/2014	86,600
					205,538
0.44%	Energy
	NRG Energy, Inc.	67,000	8.000	12/15/2013	74,705
	Reliant Energy, Inc.	100,000	9.500	7/15/2013	99,000
					173,705
5.04%	Finance
	American General Finance	390,201	4.000	3/15/2011	367,698
	AMR Real Estate Ptr/Fin 144A	100,000	7.125	2/15/2013	101,250
	Bear Stearns Company, Inc..	50,000	5.300	10/30/2015	49,518
	Boeing Capital Corp.	100,000	6.100	3/1/2011	104,519
	Citigroup, Inc.	96,763	5.000	9/15/2014	94,544
	Ford Motor Credit Corp.	80,000	8.675	11/1/2010	77,011
	General Electric Cap Corp.	210,000	4.875	3/4/2015	205,072
	General Electric Cap Corp.	100,000	4.875	10/21/2010	99,303
	General Motors Acceptance Corp.	70,000	6.750	12/1/2014	66,342
	Goldman Sachs Group, Inc.	206,814	5.250	10/15/2013	204,651
	Merrill Lynch	100,000	4.250	2/8/2010	96,870
	Morgan Stanley	95,000	5.375	10/15/2015	94,297
	Nisource Financial Corp.	80,000	5.250	9/15/2017	77,032
	Residential Capital Corp.	130,000	6.375	6/30/2010	133,259
	Residential Capital Corp.	125,000	6.125	11/21/2008	126,275
	SLM Corp.	100,000	4.000	1/15/2009	96,894
					1,994,536
1.19%	Food
	Ahold Lease USA, Inc.	80,000	8.620	1/2/2025	89,200
	B&G Foods Holdings Corp.	55,000	8.000	10/1/2011	56,581
	Dean Foods Co.	140,627	8.150	8/1/2007	144,846
	Kraft Foods, Inc.	117,939	5.675	11/1/2011	119,456
	Stater Brothers Holdings +	60,000	7.991	6/15/2010	60,300
					470,383
0.14%	Funeral Serv&Rel Items
	Services Corp Intl	55,000	6.750	4/1/2016	54,381
0.25%	Instruments-Scientific
	Fisher Scientific Intl 144A	100,000	6.125	7/1/2015	100,125
2.82%	Insurance
	Endurance Specialty Enh	95,000	6.150	10/15/2015	96,241
	ING Groep NV	195,000	5.775	Perpetual	195,952
	Loews Corporation	100,000	6.000	2/1/2035	99,185
	Marsh & Mclennan Co.'s, Inc..	185,000	5.750	9/15/2015	184,987
	Protective Life Pl	176,102	4.000	4/1/2011	168,304
	Protective Life Pl +	130,000	4.680	1/14/2008	130,158
	Reinsurance Group of America +	155,000	6.750	12/15/2065	157,222
	Unumprovident Finance Co 144A	80,000	6.850	11/15/2015	83,470
					1,115,518
0.15%	Leisure&Rec Products
	K2, Inc..	60,000	7.375	7/1/2014	60,150
0.15%	Machinery-General Indust
	Gardner Denver Inc.	55,000	8.000	5/1/2013	57,750
3.24%	Medical
	Amerisource Bergen Corporation - 144A	75,000	5.875	2/15/2015	75,938
	Amgen, Inc.	164,082	4.850	11/18/2014	159,382
	Coventry Health Care Inc.	135,000	5.875	1/15/2012	135,675
	Coventry Health Care Inc.	90,000	6.125	1/15/2015	91,913
	Fresenius Med	171	78.750	2/1/2008	175,275
	HCA-The Healthcare Company	135,218	5.750	3/15/2014	129,635
	HCA-The Healthcare Company	19,317	6.375	1/15/2015	19,285
	Omnicare, Inc.	436	8.125	3/15/2011	456
	Omnicare, Inc.	40,000	6.875	12/15/2015	40,050
	Teva Pharmaceut Finance LLC	120,000	6.150	2/1/2036	120,557
	UnitedHealth Group, Inc.	104,748	3.300	1/30/2008	101,430
	WellPoinT, Inc.	120,000	5.850	1/15/2036	119,489
	Wyeth	112,038	5.500	3/15/2013	112,751
					1,281,835
0.26%	Metal
	Gibraltar Industries, Inc. - 144A	40,000	8.000	12/1/2015	40,100
	Novelis, Inc. - 144A	65,000	7.250	2/15/2015	61,425
					101,525
0.46%	Multimedia
	News America, Inc.	95,000	5.300	12/15/2014	93,358
	News America, Inc. - 144A	715	6.200	12/15/2034	689
	News America, Inc.	90,000	6.200	12/15/2034	87,867
					181,914
0.18%	Music
	WMG Holdings Corp. +	100,000	-	12/15/2014	72,750
1.53%	Oil
	BP Capital PLC.	92,721	2.675	3/15/2007	90,364
	Burlington Resources ^	3,863	0.00	12/31/2040	-
	Chesapeake Energy Corp.	135,000	6.250	1/15/2018	133,313
	El Paso Production Holdings	35,000	7.750	6/1/2013	37,013
	Newfield Exploration Co.	70,000	8.375	8/15/2012	75,250
	Pride International, Inc.	60,000	7.375	7/15/2014	64,500
	Trans-Canada Pipelines	220,212	4.000	6/15/2013	204,850
					605,289
0.86%	Paper&Related Products
	Bowater, Inc.	200,896	9.000	8/1/2009	206,672
	Celulosa Arauco Constitu	135,000	5.675	4/20/2015	132,668
					339,340
0.20%	Physical Practice Management
	US Oncology, Inc.	70,000	10.750	8/15/2014	77,350
0.59%	Pipelines
	Atlas Pipeline Partners - 144A	75,000	8.125	12/15/2015	77,250
	Holly Energy Partners LP	60,000	6.250	3/1/2015	57,900
	Kinder Morgan Ener Part	86,131	7.300	8/15/2033	97,568
					232,718
0.86%	Printing-Commercial
	Cadmus Comm Corp.	95,000	8.375	6/15/2014	95,950
	Cenveo Corp.	105,000	7.875	12/1/2013	102,375
	R R Donnelley & Sons Company	150,000	5.500	5/15/2015	143,064
					341,389
0.38%	Publishing
	Primedia, Inc	20,000	8.875	5/15/2011	18,700
	Primedia, Inc.	60,000	8.000	5/15/2013	52,200
	Reed Elsevier Capital	85,000	4.675	6/15/2012	80,757
					151,657
0.31%	Real Estate
	ERP Operating LP	125,000	5.375	8/1/2016	123,663
1.29%	REITS
	Brandywine Oper Partners	105,000	5.675	12/15/2010	105,000
	Camden Property Trust	100,000	5.000	6/15/2015	95,456
	Host Marriott Lp	60,000	6.375	3/15/2015	59,250
	IStar Financial, Inc.	100,000	5.125	4/1/2011	97,782
	Security Cap Pac Asn	135,448	7.900	2/15/2016	152,772
					510,260
0.14%	Rental Auto/Equipment
	Hertz Corp - 144A	55,000	8.875	1/1/2014	56,788
0.53%	Resorts/Theme Parks
	Intrawest Corp.	205,000	7.500	10/15/2013	210,125
0.14%	Retail-Convenience Store
	Pantry, Inc.	55,000	7.750	2/15/2014	56,238
0.13%	Retail-Propane Distrib
	Ferrellgas LP/Finance	55,000	6.750	5/1/2014	52,938
0.15%	Retail-Restaurants
	The Restaurant Company 144A	65,000	10.000	10/1/2013	61,263
0.50%	Special Purpose Entity
	Eircom Funding	55,000	8.250	8/15/2013	58,575
	Fund American Co. Inc.	123,852	5.875	5/15/2013	123,928
	Southern Star Cent Corp.	15,000	8.500	8/1/2010	15,975
					198,478
0.19%	Specified Purpose Acquis
	Nell AF SARL 144A	75,000	8.375	8/15/2015	74,906
0.15%	Steel-Producers
	Chaparral Steel Co.	55,000	10.000	7/15/2013	60,500
0.29%	Telecom Services
	QWest +	105,000	8.875	3/15/2012	116,288
2.19%	Telecommunications
	Cincinnati Bell, Inc.	95,000	7.250	7/15/2013	99,631
	Intelsat Bermuda Intel 144A	85,000	8.675	1/15/2015	85,213
	Intelsat Bermuda Ltd 144A	45,000	8.250	1/15/2013	44,888
	Sprint Capital Corp.	139,989	8.750	3/15/2032	183,067
	Telecom Italia Capital +	85,000	4.730	2/1/2011	85,522
	Telecom Italia Capital	150,000	5.250	10/1/2015	143,854
	Verizon Global	190,940	7.750	12/1/2030	221,809
					863,983
0.27%	Textile-Home Furnishings
	Mohawk Industries, Inc.	105,000	6.125	1/15/2016	105,579
0.24%	Tobacco
	RJ Reynolds 144A	50,000	7.300	7/15/2015	51,375
	RJ Reynolds Tobacco Holdings. Inc. 144A	45,000	6.500	7/15/2010	45,000
					96,375
0.56%	Transport-Marine
	Gulfmark Offshore, Inc.	115,000	7.750	7/15/2014	120,175
	Ship Finance International Ltd.	110,000	8.500	12/15/2013	102,300
					222,475
0.12%	Transport-Services
	CHC Helicopter Corp.	45,000	7.375	5/1/2014	45,675
0.31%	Utilities
	Scottish Power PLC	125,000	5.375	3/15/2015	123,892
0.19%	Venture Capital
	Arch Western Finance	75,000	6.750	7/1/2013	75,750

	TOTAL TAXABLE BOND SECURITIES
	(Cost $16,745,691)				16,660,703

8.64%	MORTGAGE BACKED SECURITIES
	Banc of America Commercial Mtg	155,534	7.109	11/15/2031	159,321
	Citigroup Mortgage Loan Trust	130,540	8.000	8/25/2034	134,502
	FHARM Pool 781192	196,336	3.536	2/1/2034	196,024
	FN 792454	290,691	4.500	11/1/2019	282,941
	FNARM Pool 724178 +	252,177	3.272	7/1/2033	254,200
	FNARM Pool 77624 +	200,420	3.607	4/1/2034	199,082
	FNARN +	173,722	3.209	9/1/2033	173,927
	Master Alternative Loans Trust	168,782	6.250	11/25/2033	170,469
	Master Alternative Loans Trust	139,109	7.000	1/25/2034	140,495
	Master Alternative Loans Trust	115,622	7.000	6/25/2034	118,087
	Master Alternative Loans Trust	464,403	6.500	7/25/2034	468,427
	Merrill Lynch Mortgage Trust	450,000	4.556	5/12/2043	439,208
	Morgan Stanley Mort Loan Trust	446,984	6.000	4/25/2034	448,101
	Residential Asset Mort Prod	224,995	8.500	12/25/2031	230,389

	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $3,469,903)				3,415,173

42.61%	U.S. GOVERNMENT AND AGENCIES
	Fannie Mae	251,007	4.500	1/1/2035	235,915
	FGLMC	195,396	7.000	1/1/2033	202,739
	FNCL TBA	3,560,000	5.000	1/15/2021	3,512,161
	FNCL TBA	4,495,000	5.000	2/1/2036	4,341,891
	FNMA	2,830,000	5.500	2/1/2036	2,799,045
	Freddie Mac	106,624	5.500	9/15/2017	107,549
	Freddie Mac	212,486	5.000	3/15/2019	206,842
	United States Treasury Notes	410,000	4.000	11/15/2012	397,428
	United States Treasury Notes	2,035,000	4.750	5/15/2014	2,063,140
	United States Treasury Notes	2,120,000	3.375	2/28/2007	2,093,004
	US Treasury Notes/Bonds	755,000	6.250	8/15/2023	888,777

	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $16,831,326)				16,848,492

33.54%	SHORT-TERM INVESTMENTS
	Federal Home Loan Bank Discount Note	2,300,000	4.400	2/1/2006	2,300,000
	IBRD Discount Note	11,000,000	4.400	2/28/2006	10,963,691

	TOTAL SHORT-TERM INVESTMENTS
	(Total Cost: $13,263,691)				13,263,691

126.93%	Total Value of Investments:				$ 50,188,059
	(Total Cost: $50,310,611)

-26.93%	Other Assets Less Liabilities:				$ (10,646,842)

100.00%	Total Net Assets:				$ 39,541,217

REITs - Real Estate Investment Trusts
TBA - When-issued security
+ Variable Rate Security. Rate shown represents current rate as of January 31, 2006
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
^ Illiquid Security
At January 31, 2006, net unrealized appreciation on investment securities, for federal Income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost					$ 234,882
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value					(357,434)
Net unrealized depreciation					$ (122,552)

Dunham High-Yield Bond Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)					January 31, 2006
		Principal
% of Portfolio	Description	Amount	Int. Rate	Maturity	Value
92.64%	CORPORATE BONDS
1.51%	Airlines
	American Airlines Inc	195,000	8.608%	4/1/2011	$ 196,917
2.19%	Apparel
	Perry Ellis International Inc	175,000	8.875	9/15/2013	172,813
	Rafealla Apparel Group 144A	115,000	11.250	6/15/2011	112,700
					285,513
0.39%	Building Materials
	US Concrete Inc	50,000	8.375	4/1/2014	51,000
2.57%	Chemicals
	OM Group Inc	245,000	9.250	12/15/2011	245,000
	Rhodia SA	81,000	10.250	6/1/2010	89,708
					334,708
1.51%	Coal
	James River Coal Co	190,000	9.375	6/1/2012	197,125
4.39%	Commercial Services
	Cardtronics Inc 144A	130,000	9.250	8/15/2013	130,325
	Cenveo Corp	145,000	7.875	12/1/2013	141,375
	Dollar Financial Group	100,000	9.750	11/15/2011	103,375
	Team Health Inc 144A	55,000	11.250	12/1/2013	56,925
	United Rentals Na Inc	140,000	7.750	11/15/2013	138,600
					570,600
0.62%	Cosmetics/Personal Care
	Elizabeth Arden Inc	80,000	7.750	1/15/2014	81,000
8.49%	Diversified Financial Services
	Bluewater Finance Ltd	125,000	10.250	2/15/2012	134,688
	Dow Jones CDX HY 144A	500,000	8.250	12/29/2010	502,500
	Ford Motor Credit Co	180,000	7.000	10/1/2013	163,048
	Galaxy Entertainment Fin 144A	90,000	9.875	12/15/2012	92,250
	General Motors Acceptance Corp	225,000	6.875	8/28/2012	213,574
					1,106,059
5.75%	Electric
	Aquila Inc	180,000	14.875	7/1/2012	243,000
	Edison Mission Energy	135,000	10.000	8/15/2008	146,813
	Mirant Americas General Inc	100,000	8.300	5/1/2011	102,500
	Orion Power Holdings Inc	225,000	12.000	5/1/2010	256,500
					748,813
0.57%	Electrical Components & Equipment
	General Cable Corp	70,000	9.500	11/15/2010	74,550
3.18%	Electronics
	Imax Corp	185,000	9.625	12/1/2010	189,163
	Stoneridge Inc	135,000	11.500	5/1/2012	136,350
	Vishay Intertechnology Inc	85,000	3.675	8/1/2023	87,443
					412,956
4.80%	Entertainment
	AMC Entertainment Inc	50,000	8.625	8/15/2012	51,750
	Isle of Capri Casinos	130,000	7.000	3/1/2014	127,563
	Oed Corp / Diamond Jo	135,000	8.750	4/15/2012	132,300
	Pinnacle Entertainment inc	195,000	8.250	3/15/2012	201,825
	Virgin River Casino Corp+	110,000	9.000	1/15/2012	112,200
					625,638
0.84%	Environmental Control
	Allied Waste North Amer	105,000	7.875	4/15/2013	108,938
1.19%	Food
	Dole Foods Co	30,000	8.875	3/15/2011	30,413
	Wornick Co	120,000	10.875	7/15/2011	124,800
					155,213
2.99%	Forest Products&Paper
	Abitibi-Consolidated Inc	170,000	7.750	6/15/2011	159,375
	Buckeye Technologies Inc	155,000	8.000	10/15/2010	149,575
	Exopac Holding Corp 144A	80,000	11.250	2/1/2014	80,800
					389,750
1.80%	Healthcare-Products
	Hanger Orthopedic Group	80,000	10.375	2/15/2009	79,800
	Universal Hospital Services Inc	150,000	10.125	11/1/2011	155,250
					235,050
1.98%	Healthcare-Services
	Interdent Service Corp	105,000	10.750	12/15/2011	100,800
	Radiologix, Inc	185,000	10.500	12/15/2008	157,250
					258,050
0.64%	Iron/Steel
	AK Steel Corp	85,000	7.750	6/15/2012	82,875
6.27%	Lodging
	MTR Gaming Group	155,000	9.750	4/1/2010	163,525
	Majestic Star Casino LLC	200,000	9.500	10/15/2010	213,500
	Hooters Casino Hotel	105,000	8.750	4/1/2012	99,488
	Resort International Hotel/Casino	90,000	11.500	3/15/2009	99,450
	Trump Entertainment Resorts Inc	245,000	8.500	6/1/2015	241,018
					816,981
3.77%	Media
	CCO Holdings LLC/Cap Corp	170,000	8.750	11/15/2013	163,200
	CSC Holdings Inc	45,000	8.125	7/15/2009	45,675
	Lodgenet Entertainment	15,000	9.500	6/15/2013	16,200
	Mediacom LLC/Cap Corp	105,000	9.500	1/15/2013	104,213
	Sinclair Broadcast Group	160,000	8.000	3/15/2012	162,000
					491,288
0.79%	Miscellaneous Manufacturing
	Bombardier Inc 144A	115,000	6.300	5/1/2014	103,212
3.05%	Oil&Gas
	Delta Petroleum Corp	125,000	7.000	4/1/2015	118,750
	Giant Industries	165,000	8.000	5/15/2014	171,600
	Ocean Rig Norway AS 144A	100,000	8.375	7/1/2013	107,000
					397,350
2.10%	Oil&Gas Services
	Hanover Compressor Co	100,000	9.000	6/1/2014	109,250
	Seitel Inc	145,000	11.750	7/15/2011	164,213
					273,463
0.30%	Packaging&Containers
	Solo Cup Company	45,000	8.500	2/15/2014	39,712
1.01%	Pharmaceuticals
	NBTY Inc 144A	140,000	7.125	10/1/2015	131,250
3.69%	Pipelines
	Dynegy Holdings Inc 144A	110,000	10.125	7/15/2013	124,163
	Sonat Inc	190,000	7.625	7/15/2011	198,075
	Targa Resources Inc 144A	30,000	8.500	11/1/2013	31,200
	Williams Cos Inc	120,000	7.500	1/15/2031	127,200
					480,638
1.75%	REITS
	Meristar Hospitality Corp	210,000	9.125	1/15/2011	227,324
2.74%	Retail - Apparel
	Brown Shoe Company, Inc	155,000	8.750	5/1/2012	161,975
	Payless Shoesource Inc	185,000	8.250	8/1/2013	194,713
					356,688
1.19%	Retail - Computer Equipment
	GSC Holdings Corp 144A	160,000	8.000	10/1/2012	155,400
1.21%	Retail - Drug Store
	Rite Aid Corp	150,000	9.500	2/15/2011	157,500
2.47%	Retail - Restaurants
	Friendly Ice Cream Corp	210,000	8.375	6/15/2012	189,525
	Landry's Restaurants Inc	140,000	7.500	12/15/2014	132,300
					321,825
4.15%	Semiconductors
	Agere Systems	165,000	6.500	12/15/2009	162,938
	Avago Technologies Fin 144A	180,000	10.125	12/1/2013	184,500
	Magnachip Semiconductor	200,000	8.000	12/15/2014	193,500
					540,938
9.33%	Telecommunications
	American Cellular Corp	115,000	10.000	8/1/2011	125,062
	American Towers Inc	125,000	7.250	12/1/2011	130,313
	Centennial Comm/Cell/Pr	55,000	8.125	2/1/2014	55,963
	Cincinnati Bell Inc	165,000	8.375	1/15/2014	162,113
	GCI Inc	165,000	7.250	2/15/2014	162,523
	IPCS Inc	145,000	11.500	5/1/2012	167,113
	Insght Midwst/Insght Cap	80,000	9.750	10/1/2009	82,600
	Millicom Intl Cellular	75,000	10.000	12/1/2013	82,500
	Qwest Communications	55,000	7.500	2/15/2014	55,550
	Qwest Capital Funding	110,000	7.000	8/3/2009	110,825
	Rogers Wireless Inc	80,000	6.375	3/1/2014	80,400
					1,214,962
2.11%	Transportation
	TFM SA DE CV	250,000	9.375	5/1/2012	275,000
1.28%	Trucking&Leasing
	Greenbrier Companies Inc	60,000	8.375	5/15/2015	62,550
	Greenbrier Companies Inc 144A	100,000	8.375	5/15/2015	104,250
					166,800
	TOTAL CORPORATE BONDS
	(Cost $12,125,342)				12,065,080

1.65%	CONVERTIBLE PREFERRED STOCK	Shares	Dividend Rate

0.41%	REITS
	Felcor Lodging Trust Inc	2,150	8.000		53,428
1.24%	Telecommunications
	Lucent Tech Cap Trust I	170	7.750		161,776

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $220,460)				215,204

4.34%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation
	Portfolio - Institutional Class	564,865			564,865
	(Cost $564,865)

98.63%	Total Value of Investments:				$ 12,845,149
	(Total Cost: $12,910,667)

1.37%	Other Assets Less Liabilities:				$ 177,942

100.00%	Total Net Assets:				$ 13,023,090

REITs - Real Estate Investment Trusts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
+ Variable Rate Security Rate shown represents current rate as of January 31, 2006
At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost					$ 98,626
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value					(164,144)
Net unrealized depreciation					$ (65,518)

Dunham Real Estate Stock Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
98.50%	COMMON STOCK
19.43%	REITS-Apartments
	American Campus Communities	1,900	47,120
	Archstone-Smith Trust	9,280	434,861
	Avalonbay Communities Inc	3,900	387,972
	BRE Properties -Cl A	2,900	144,710
	Camden Property Trust	3,720	242,172
	Equity Residential	8,050	341,401
	GMH Communities Trust	2,900	46,777
	Post Properties Inc	3,500	142,415
	United Dominion Realty Trust	3,750	95,287
			1,882,715
2.49%	REITS-Health Care
	Omega Healthcare Investors	7,200	94,392
	Ventas Inc	4,800	146,880
			241,272
6.44%	REITS-Hotels
	Host Marriott Corp	4,820	96,159
	Lasalle Hotel Properties	2,500	95,550
	Starwood Hotels & Resorts	3,050	185,471
	Strategic Hotel Capital Inc	7,000	149,800
	Sunstone Hotel Investors Inc	3,280	96,760
			623,740
2.01%	REITS-Industrial Office Mix
	Liberty Property Trust	4,300	194,618
4.50%	REITS-Office
	Brookfield Properties Corp	1,600	48,336
	Vornado Realty Trust	4,390	387,813
			436,149
23.30%	REITS-Office Property
	Arden Realty Inc.	1,050	47,429
	Biomed Realty Trust Inc	3,700	99,271
	Boston Properties Inc	4,800	375,648
	CarrAmerica Realty Corp	2,600	95,680
	Corporate Office Properties Trust	3,600	145,764
	Equity Office Properties Trust	5,800	184,556
	Highwoods Properties Inc	4,700	148,238
	Kilroy Realty Corp	1,400	94,626
	Maguire Properties Inc	5,800	196,040
	Reckson Assoc Realty Corp	6,100	243,573
	SL Green Realty Corp	3,420	287,416
	Trizec Properties Inc	14,620	340,500
			2,258,741
16.13%	REITS-Regional Malls
	General Growth Properties	8,450	436,020
	Macerich Co	4,000	290,280
	Mills Corp	1,100	45,595
	Simon Property Group Inc	8,010	663,548
	Taubman Centers Inc	3,400	127,670
			1,563,113
11.30%	REITS-Shopping Centers
	Acadia Realty Trust	4,600	98,118
	Developers Diversified Realty Corp.	3,800	187,188
	Federal Realty Investment Trust	3,590	239,883
	New Plan Excel Realty Trust	6,000	147,900
	Pan Pacific Retail Properties Inc	2,730	188,916
	Regency Centers Corp	3,610	232,665
			1,094,670
4.83%	REITS-Storage
	Extra Space Storage Inc	3,100	47,585
	Public Storage Inc	3,900	283,023
	Shurgard Storage Centers Inc-Cl-A	1,540	92,862
	U-Store-It Trust	2,130	45,539
			469,009
8.07%	REITS-Warehouse/Industr
	Amb Property Corp	5,620	293,364
	Prologis	9,550	489,151
			782,515

	TOTAL COMMON STOCK
	(Cost $6,757,955)		9,546,541

2.24%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation	217,194	217,194
	Portfolio - Institutional Class
	(Cost $217,194)

100.74%	Total Value of Investments:		$ 9,763,735
	(Total Cost: $6,975,149)

-0.74%	Other Assets Less Liabilities:		$ (72,157)

100.00%	Total Net Assets:		$ 9,691,578

REIT - Real Estate Investment Trust

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,807,706
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(19,120)
Net unrealized appreciation			$ 2,788,586

Dunham Appreciation & Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
39.94%	COMMON STOCK
9.14%	Computers
	Apple Computer Inc*	6,400	$ 483,264
	Hewlett-Packard Co	13,115	408,926
	Sandisk Corp*	7,100	478,256
	Seagate Technology*	18,000	469,440
			1,839,886
6.49%	Diversified Finan Serv
	E*Trade Financial Corp*	19,750	469,853
	Franklin Resources Inc	4,000	394,000
	Legg Mason Inc	3,400	440,980
			1,304,833
3.27%	Insurance
	Loews Corp	2,000	197,380
	Prudential Financial, Inc.	6,117	460,855
			658,235
1.76%	Healthcare Products
	Community Health Systems Inc*	9,760	355,166
2.01%	Internet
	Amazon.com Inc*	9,014	404,007
1.85%	Lodging
	Marriott International-Cl A	5,600	373,184
1.63%	Media
	XM Satellite Radio Hold-Cl A*	12,549	328,533
4.33%	Oil & Gas
	Cabot Oil & Gas Corp	8,170	421,327
	Valero Energy Corp	7,200	449,496
			870,823
2.81%	Retail
	Chico's FAS Inc*	13,000	566,280
2.33%	Software
	Global Payments Inc	9,200	468,556
4.32%	Telecommunications
	Motorola Inc	22,000	499,620
	Sprint Nextel Corp	16,200	370,818
			870,438

	TOTAL COMMON STOCK
	(Cost $6,007,676)		8,039,941

48.35%	CONVERTIBLE BONDS	Principal
3.89%	Aerospace/Defense	Amount
	Armor Holdings Inc, 2.00%, due 11/1/24	385,000	406,656
	Lockheed Martin Corp 4.09%, due 8/15/33+	345,000	376,326
			782,982
8.10%	Biotechnology
	Amgen Inc, 0.922% due 3/1/32	472,000	359,900
	Celgene Corp, 1.75%, due 6/1/08	182,000	539,175
	Genzyme Corp, 1.25%, due 12/1/23	340,000	385,475
	Invitrogen Corp., 1.50%, due 2/15/24	400,000	345,500
			1,630,050
2.08%	Computers
	Electronics For Imaging, 1.50%, due 6/1/33	370,000	418,563
1.99%	Hand/Machine Tools
	Regal Beloit Corp., 2.75%, due 3/15/24	280,000	401,450
6.87%	Healthcare-Products
	Advanced Medical Optics, Inc. 2.50%, due 7/15/24	200,000	212,249
	Apogent Technologies Inc, 3.241, due 12/15/33	325,000	410,118
	Henry Schein Inc, 3.00%, due 8/15/34	330,000	388,163
	Medtronic Inc, 1.25%, due 9/15/21	370,000	373,238
			1,383,768
1.96%	Lodging
	Starwood Hotels Resorts, 3.50%, due 5/16/23	321,000	393,626
0.91%	Media
	Walt Disney Company, 2.125%, due 4/15/23	180,000	184,050
1.97%	Miscellaneous Manufacturing
	Roper Industries Inc, 1.481%, due 1/15/34	714,000	397,163
2.50%	Oil & Gas
	Diamond Offshore Drilling, 1.50%, due 4/15/31	291,000	502,703
4.23%	Oil & Gas Services
	Halliburton Company, 3.125%, due 7/15/23	200,000	432,250
	Seacor Holdings Inc, 2.875%, due 12/15/24	360,000	419,850
			852,100
3.65%	Pharmaceuticals
	Omnicare Inc, 3.25%, due 12/15/35	400,000	371,500
	Wyeth, 4.239%, due 1/15/24	350,000	362,775
			734,275
3.02%	Semiconductors
	Advanced Micro Devices, 4.75%, due 2/1/22	340,000	608,175
3.18%	Software
	CSG Systems International Inc, 2.50%, due 6/15/24	200,000	199,500
	Red Hat Inc, 0.5%, due 1/15/24	360,000	441,000
			640,500
2.48%	Telecommunications
	Powerwave Technologies, Inc. 1.875%, due 11/15/24	350,000	498,312
1.52%	Transportation
	CSX Corp due 10/31/21 at Mat.	310,000	304,962

	TOTAL CONVERTIBLE BONDS
	(Cost $8,472,811)		9,732,679

10.11%	PREFERRED STOCK	Shares
1.96%	Diversified Financial Services
	Citigroup Funding Inc. Convertible, 5.18%	12,700	394,843
1.77%	Electric
	Centerpoint Energy Inc. Convertible, 2.00%	10,700	356,310
6.38%	Insurance
	Hartford Financial Services Group Convertible, 6.00%	6,000	434,250
	Metlife Inc. Convertible, 6.375%	14,800	407,000
	Travelers Property Casualty Convertible, 4.50%	17,500	442,750
			1,284,000
	TOTAL PREFERRED STOCK
	(Cost $1,907,356)		2,035,153

1.57%	SHORT-TERM INVESTMENTS
	Milestone Treas Obligation
	Portfolio - Institutional Class	315,521	315,521
	(Cost $315,521)

99.97%	Total Value of Investments:		$ 20,123,294
	(Total Cost: $16,703,364)

0.03%	Other Assets Less Liabilities:		$ 5,215

100.00%	Total Net Assets:		$ 20,128,509

* Non-income producing securities.
+ Variable Rate Security Rate shown represents current rate as of January 31, 2006

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 3,519,364
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(99,434)
Net unrealized appreciation			$ 3,419,930

Dunham International Stock Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
90.92%	COMMON STOCK
1.16%	Advertising
	Ipsos	1,500	$ 221,306
	Publicis Groupe	2,790	105,126
			326,432
1.30%	Auto Manufacturers
	Nissan Motor Co Ltd - ADR	16,279	363,836
1.34%	Auto Parts&Equipment
	FCC Co Ltd	7,500	374,792
1.65%	Automobiles
	Porsche AG	595	463,489
1.91%	Beverages
	C&C Group PLC	78,700	535,166
1.85%	Brewery
	InBev NV	11,050	520,216
2.47%	Building - Residential
	Barratt Developments PLC	15,500	274,798
	Redrow PLC	45,290	416,967
			691,765
2.18%	Building Materials
	CRH PLC	15,011	466,086
	Titan Cement Co. S.A.	3,290	144,621
			610,707
1.09%	Chemicals
	Aica Kogyo Co Ltd	8,800	139,895
	Ultrapar Particpac - ADR	10,900	164,917
			304,812
1.52%	Commercial
	BNP Paribas SA*	4,780	426,039
7.03%	Commercial Banks
	Allied Irish Banks PLC	11,040	249,215
	Barclays PLC	35,850	382,942
	DBS Group Holdings Ltd	34,000	343,604
	Societe Generale*	1,410	186,112
	Anglo Irish Bank Corp PLC	51,370	810,298
			1,972,171
2.20%	Commercial Services
	Macdonald Dettwiler & Associates*	14,200	493,702
	Nissha Printing Co Ltd	3,000	96,869
	TKC Corp	1,360	27,011
			617,582
1.03%	Commericial Banks
	Banco Popular Espanol SA*	11,950	149,462
	Fortis*	4,040	140,452
			289,914
2.75%	Computers
	TPV Technology Ltd	417,000	475,745
	Wincor Nixdorf AG*	2,550	296,641
			772,386
1.06%	Consulting Services
	RPS Group PLC	95,880	298,219
2.23%	Diversified Finan Serv
	Acom Co Ltd	2,560	146,954
	Intrum Justitia AB*	13,900	130,054
	Neteller PLC	25,040	348,693
			625,701
0.41%	Diversified Manufacturing
	Aalberts Industries NV*	1,790	114,983
2.35%	Electrical Computer & Equipment
	Brother Industries Ltd	53,000	550,532
	Saft Groupe SA*	4,050	107,948
			658,480
1.07%	Engineering & Construction
	Chiyoda Corp	6,000	154,786
	Takuma Co Ltd	17,000	145,073
			299,859
1.35%	Entertainment
	Great Canadian Gaming Corp*	28,500	379,402
1.61%	Finance
	Kensington Group PLC*	23,710	453,012
0.38%	Food Service
	Nissin Healthcare Food Service Co. Ltd.	6,500	106,552
1.89%	Gambling
	888 Holdings PLC*	78,830	283,367
	William Hill PLC	24,370	247,321
			530,688
0.54%	Healthcare-Services
	Capio Ab*	1,400	24,819
	Rhoen-Klinikum AG	2,970	127,633
			152,452
0.11%	Holding Companies-Divers
	DCC PLC	1,410	31,932
3.14%	Home Furnishings
	Advanced Digital Broadcast H*	1,400	150,262
	Indesit Co Spa	18,680	207,551
	MFI Furniture Group PLC*	189,300	223,739
	Nobia AB	14,800	298,328
			879,880
0.37%	Insurance
	Amlin PLC	24,430	104,860
0.47%	Investment Companies
	Timbercorp Ltd	53,630	132,659
0.93%	Iron/Steel
	Tenaris SA-ADR	1,610	261,545
2.65%	Leisure Time
	Heiwa Corp	20,200	280,400
	Mars Engineering Corp	13,600	420,553
	Namco Bandai Holdings Inc*	2,850	42,897
			743,850
1.56%	Media
	Corus Entertainment Inc - Cl. B	14,200	438,184
0.69%	Metal Fabricate/Hardware
	Maruichi Steel Tube Ltd	8,000	193,397
1.72%	Mining
	Cia Vale Do Rio Doce-SP ADR	10,900	483,742
0.95%	Miscellaneous Manufacturing
	Tamron Co Ltd	7,700	113,857
	Tenma Corp	8,400	151,762
			265,619
1.34%	Mortgage Banks
	Northern Rock PLC	20,260	374,852
0.67%	Office Equipment
	Ricoh Co Ltd	11,000	189,339
19.14%	Oil & Gas
	Burren Energy PLC	33,930	651,294
	Canadian Natural Resources Ltd	8,600	531,059
	Dragon Oil	90,895	366,721
	Hardman Resources Ltd	275,130	422,489
	Lundin Petroleum AB	14,400	186,734
	Petroleo Brasileiro SA - ADR	7,600	718,200
	Suncor Energy Inc	4,500	358,371
	Talisman Energy Inc	11,000	666,754
	Total SA - ADR	2,700	373,491
	Tullow Oil PLC*	84,840	472,724
	Woodside Petroleum Ltd	18,200	622,563
			5,370,400
1.66%	Oil&Gas Services
	Prosafe ASA	9,900	465,441
1.61%	Pharmaceuticals
	Glaxosmithkline PLC-ADR	4,340	222,382
	Omega Pharma SA	1,370	74,595
	Shire PLC	9,720	155,913
			452,890
0.90%	Publishers
	Trinity Mirror PLC	23,170	252,027
1.66%	Retail - Pubs
	Punch Taverns	30,210	464,984
1.12%	Retail - Restaurants
	Plenus Co Ltd	9,800	315,602
0.09%	Software
	Gameloft*	3,280	24,176
4.18%	Telecommunications
	KT Corp-SP ADR	11,060	233,477
	SK Telecom Co Ltd-ADR	12,000	278,760
	Telefonica SA - ADR	4,080	186,578
	Vodafone Group PLC - ADR	22,400	472,864
			1,171,679
1.00%	Tires
	Continental AG	2,895	281,478
1.43%	Transport Services
	TNT NV	12,220	400,943
1.16%	Transportation
	Euronav SA	10,920	324,609

	TOTAL COMMON STOCK
	(Cost $20,670,659)		25,512,743

8.16%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation	2,291,260	2,291,260
	Portfolio - Institutional Class
	(Cost $2,291,260)

99.08%
	Total Value of Investments:		$ 27,804,003
	(Total Cost: $22,961,919)
0.92%
	Other Assets Less Liabilities:		$ 256,919

100.00%	Total Net Assets:		$ 28,060,922

ADR - American Depositary Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,309,621
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(467,537)
Net unrealized appreciation			$ 4,842,084

Dunham Large Cap Value Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
94.26%	COMMON STOCK
1.32%	Aerospace/Defense
	United Technologies Corp.	7,416	$ 432,872
1.53%	Agriculture
	Altria Group, Inc.	6,895	498,784
7.13%	Banks
	Bank Of America Corp.	14,841	656,417
	Suntrust Banks, Inc.	5,414	386,830
	US Bancorp	23,507	703,094
	Unionbancal Corp.	8,724	585,293
			2,331,635
1.01%	Building Materials
	Masco Corp	11,124	329,827
0.91%	Closed-end Funds
	John Hancock Thrift & Opportunity Fund	31,148	296,840
1.00%	Commercial Services
	Cendant Corp.	19,500	326,430
1.70%	Computers
	Dell, Inc.*	19,000	556,890
8.40%	Diversified Financial Services
	Citigroup, Inc.	14,810	689,850
	Fannie Mae	10,000	579,400
	JP Morgan Chase & Co	19,402	771,230
	Merrill Lynch & Co Inc.	9,414	706,709
			2,747,189
4.93%	Electric
	FPL Group, Inc.	7,136	298,213
	Public Service Enterprise	12,400	863,288
	TXU Corp.	8,900	450,696
			1,612,197
1.17%	Electrical Compo&Equip
	Emerson Electric Co	4,926	381,519
3.02%	Food
	Dean Foods Co.*	8,900	337,577
	General Mills, Inc.	6,475	314,750
	Sara Lee Corp.	18,392	336,206
			988,533
6.22%	Healthcare-Products
	Guidant Corp.	12,300	905,280
	Laboratory Corp of America Holdings*	12,602	739,107
	Universal Health Services-B	8,157	387,539
			2,031,926
1.90%	Household Products/Wares
	Fortune Brands, Inc.	8,267	619,694
4.41%	Insurance
	Allstate Corp.	8,232	428,476
	American International Group	7,490	490,295
	Hartford Financial Services Group	6,340	521,338
			1,440,109
2.56%	Mining
	Alcoa, Inc.	26,540	836,010
6.13%	Miscellaneous Manufacturing
	Dover Corp.	14,500	665,985
	General Electric Co.	10,827	354,584
	Honeywell International, Inc.	14,672	563,698
	Ingersoll-Rand Co - Cl A	10,680	419,404
			2,003,671
16.73%	Oil&Gas
	Apache Corp.	19,232	1,452,593
	Burlington Resources, Inc.	17,600	1,606,176
	Chevron Corp.	20,000	1,187,600
	Marathon Oil Corp.	15,887	1,221,234
			5,467,603
1.30%	Pharmaceuticals
	Pfizer, Inc.	16,499	423,694
	Teva Pharmaceutical - ADR	46	1,961
			425,655
14.02%	Retail
	Autozone Inc*	5,636	550,919
	Gap, Inc.	27,000	488,430
	Home Depot, Inc.	7,787	315,763
	Lowe's Cos, Inc.	5,191	329,888
	McDonald's Corp.	14,926	522,559
	Office Depot, Inc.*	10,680	354,042
	Outback Steakhouse, Inc.	15,411	712,450
	Wal-Mart Stores, Inc.	21,700	1,000,587
	Zale Corp.*	12,640	309,806
			4,584,445
1.73%	Savings&Loans
	Washington Mutual, Inc.	13,349	564,930
2.60%	Semiconductors
	Intel Corp.	40,028	851,396
1.73%	Telecommunications
	AT&T Inc.	21,844	566,852
2.81%	Transportation
	Burlington Northern Santa Fe	6,800	544,816
	Fedex Corp.	3,708	375,064
			919,880
	TOTAL COMMON STOCK
	(Cost $24,539,047)		30,814,887

4.78%	SHORT-TERM INVESTMENTS
	Milestone Treas Obligation	1,561,829	1,561,829
	Portfolio - Institutional Class
	(Cost $1,561,829)

99.04%	Total Value of Investments:		$ 32,376,715
	(Total Cost: $26,100,876)

0.96%	Other Assets Less Liabilities:		$ 313,435

100.00%	Total Net Assets:		$ 32,690,150

ADR - American Depositary Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 6,743,683
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(467,844)
Net unrealized appreciation			$ 6,275,839

Dunham Small Cap Value Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
87.45%	COMMON STOCK
1.58%	Advertising
	Advo Inc	9,477	$ 311,604
4.87%	Apparel
	Carter's Inc*	8,414	572,068
	Fossil Inc*	16,480	390,576
			962,644
13.34%	Banks
	Alabama National Bancorp	3,331	231,571
	Boston Private Financial Holding	12,882	393,416
	Centennial Bank Holdings Inc*	9,800	121,226
	Chittenden Corp	11,300	320,581
	Financial Institutions Inc	13,211	276,374
	First Republic Bank	10,279	390,191
	First State Bancorporation	15,022	392,224
	Hanmi Financial Corp.	7,420	140,906
	UMB Financial Corp	5,500	370,480
			2,636,969
3.48%	Building Materials
	Interline Brands Inc*	14,600	370,840
	Trex Company Inc*	12,699	317,221
			688,061
3.06%	Chemicals
	MacDermid Inc	8,700	262,305
	Spartech Corp	14,240	342,187
			604,492
4.15%	Commercial Services
	FTI Consulting Inc*	9,600	259,680
	Forrester Research Inc*	14,900	303,811
	Wright Express Corp*	10,100	256,944
			820,435
2.46%	Communications
	Bel Fuse Inc-Cl B	13,059	486,317
0.98%	Construction Materials
	Headwaters Inc*	5,639	194,546
2.12%	Diversified Financial Services
	Jefferies Group Inc	7,689	418,820
5.51%	Electronics
	Coherent Inc*	15,048	465,886
	Excel Technology Inc*	11,941	299,003
	II-VI Inc*	18,662	324,719
			1,089,608
2.22%	Entertainment
	Pinnacle Entertainment Inc*	15,224	438,756
2.33%	Hand/Machine Tools
	Baldor Electric	15,449	461,616
1.22%	Healthcare-Products
	West Pharmaceutical Services	7,900	241,187
0.99%	Healthcare Services
	Dendrite International Inc*	13,436	195,091
1.44%	Insurance
	Harleysville Group Inc	3,600	99,216
	IPC Holdings Ltd	6,800	185,368
			284,584
2.28%	Machinery-Diversified
	Idex Corp	9,818	451,628
4.91%	Media
	Emmis Communications -Cl A*	9,900	176,121
	Gray Television Inc	27,152	240,565
	Lin TV Corp-Cl A*	24,659	252,262
	Saga Communications Inc-Cl A*	29,993	302,030
			970,978
2.06%	Metal Fabricate/Hardware
	Kaydon Corp	12,182	407,366
4.95%	Miscellaneous Manufactur
	Azz Inc*	14,132	347,930
	Actuant Corp-Cl A	6,070	347,508
	Matthews Intl Corp-Cl A	7,600	284,164
			979,602
1.89%	Oil & Gas
	Unit Corp*	6,265	374,021
5.63%	Oil&Gas Services
	RPC Inc	13,447	444,961
	W-H Energy Services Inc*	13,827	667,568
			1,112,529
1.10%	Restaurants
	Rare Hospitality Intl Inc*	6,884	217,190
0.94%	Retail
	Coldwater Creek Inc*	9,063	184,885
1.45%	Savings & Loans
	Fidelity Bankshares Inc	8,400	286,187
3.57%	Semiconductors
	Entegris Inc*	45,836	481,278
	Micrel Inc*	18,326	224,860
			706,138
0.23%	Software
	Schawk Inc	2,100	46,200
1.99%	Textiles
	G & K Services Inc -Cl A	9,915	394,022
6.70%	Transportation
	Knight Transportation Inc	15,588	317,060
	Landstar System Inc	11,004	465,469
	Marten Transport Ltd*	24,435	542,946
			1,325,475
	TOTAL COMMON STOCK
	(Cost $13,430,662)		17,290,949

9.61%	SHORT-TERM INVESTMENTS
	Milestone Treas Obligation	1,900,000	1,900,000
	Portfolio - Institutional Class
	(Cost $1,900,000)

97.06%	Total Value of Investments:		$ 19,190,951
	(Total Cost: $15,330,662)

2.94%	Other Assets Less Liabilities:		$ 580,824

100.00%	Total Net Assets:		$ 19,771,775
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,564,145
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(703,856)
Net unrealized appreciation			$ 3,860,289

Dunham Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
96.31%	COMMON STOCK
2.41%	Aerospace/Defense
	United Technologies Corp	15,200	$ 887,224
3.72%	Agriculture
	Bunge Limited	23,267	1,371,822
7.23%	Biotechnology
	Amgen Inc*	18,100	1,319,309
	Gilead Sciences Inc*	22,100	1,345,227
			2,664,536
3.27%	Commercial Services
	Accenture Ltd-Cl A	38,250	1,206,023
3.19%	Computers
	EMC Corp/Mass*	87,584	1,173,626
4.98%	Cosmetics/Personal Care
	Procter & Gamble Co	31,000	1,836,130
2.78%	Distribution/Wholesale
	Wesco International Inc*	21,340	1,022,826
6.26%	Diversified Financial Services
	Chicago Mercantile Exchange	3,200	1,354,400
	Goldman Sachs Group Inc	6,735	951,319
			2,305,719
1.62%	Engineering&Construction
	Fluor Corp	6,800	598,060
3.53%	Entertainment
	Scientific Games Corp - Cl-A*	40,600	1,301,230
12.31%	Healthcare-Products
	Gen-Probe Inc*	27,098	1,366,552
	Johnson & Johnson	29,000	1,668,660
	Medtronic Inc	26,500	1,496,455
			4,531,667
4.12%	Healthcare-Services
	Covance Inc*	14,795	840,504
	Express Scripts Inc*	7,442	679,380
			1,519,884
3.89%	Internet
	Yahoo! Inc*	41,700	1,431,978
1.52%	Machinery-Diversified
	Rockwell Automation Inc	8,500	561,595
2.34%	Media
	Time Warner Inc	49,200	862,476
2.27%	Mining
	Cameco Corp	10,600	838,248
5.06%	Oil&Gas
	Transocean Inc*	10,632	862,787
	XTO Energy Inc	20,400	1,001,232
			1,864,019
2.90%	Retail
	Best Buy Co Inc	21,110	1,069,433
8.63%	Semiconductors
	Marvell Technology Group Ltd*	15,900	1,087,878
	Microsemi Corp*	25,500	776,220
	Texas Instruments Inc	44,972	1,314,532
			3,178,630
6.61%	Software
	Electronic Arts Inc*	18,100	987,898
	Microsoft Corp	51,468	1,448,824
			2,436,722
4.53%	Telecommunications
	Qualcomm Inc	34,800	1,669,007
3.14%	Tobacco
	Altria Group Inc	16,000	1,157,440

	TOTAL COMMON STOCK
	(Cost $29,418,476)		35,488,295

3.78%	SHORT-TERM INVESTMENTS
	Milestone Treas Obligation	1,392,585	1,392,585
	Portfolio - Institutional Class
	(Cost $1,392,585)

100.09%	Total Value of Investments:		$ 36,880,880
	(Total Cost: $30,811,061)

-0.09%	Other Assets Less Liabilities:		$ (33,413)

100.00%	Total Net Assets:		$ 36,847,467
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 6,417,774
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(347,955)
Net unrealized appreciation			$ 6,069,819

Dunham Emerging Markets Stock Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
95.93%	COMMON STOCK
0.44%	Airlines
	Cintra S.A. de CV	182,200	$ 66,244
1.51%	Airport Development/Maintenance
	Transmile Group BHD	75,000	229,969
6.11%	Auto/Truck Parts & Equipment
	Hyundai Mobis	5,332	461,537
	Randon Participacoes SA	52,000	208,493
	Norstar Founders Group Ltd	700,000	259,436
			929,466
1.31%	Building - Residential/Commercial
	Corporacion Geo S.A.-Series B*	58,041	199,919
1.87%	Building & Construction-Miscellaneous
	Enka Insaat ve Sanayi AS	24,000	284,807
0.45%	Casino Services
	Dreamgate Corp BHD	208,423	68,909
4.19%	Chemicals-Other
	Kingboard Chemicals Holdings	198,000	638,117
5.68%	Commer Banks Non-US
	Firstrand Ltd	199,647	634,706
	Kookmin Bank*	2,900	230,280
	Lippo Bank COE ^	1,645,265	-
			864,986
3.48%	Computers
	Advantech Co Ltd	185,295	530,142
1.10%	Computers-Peripheral Equipment
	Asia Vital Components	319,162	167,660
3.31%	Diversified Minerals
	Caemi	280,848	503,428
5.25%	Diversified Operations
	Bidvest Group Ltd	19,991	330,909
	Itausa-Investimentos Itau-Pr	115,094	467,703
	Noble Group Ltd	9	7
			798,619
1.21%	Electronic Components-Miscellaneous
	Korea Tronics Inc*	35,723	184,420
6.97%	Electronic Compo-Semicon
	Hynix Semiconductor Inc*	7,000	270,668
	Samsung Electronics Co Ltd	1,029	789,364
			1,060,032
1.84%	Finance-Consumer Loans
	African Bank Investments Ltd	60,000	279,666
1.25%	Finance-Other Services
	Grupo Financiero Banorte-O	80,000	190,593
0.50%	Food-Dairy Products
	China Mengniu Dairy Co	71,000	75,968
0.56%	Food-Flour&Grain
	Gruma S.A.-B	23,000	85,054
1.67%	Food-Retail
	Spar Group Ltd	45,000	253,592
1.21%	Food-Wholesale/Distrib
	Alsea Sa de CV	60,000	184,852
1.56%	Identification System/Development
	XAC Automation Corp	270,000	236,813
4.20%	Industrial Automation/Robotics
	SFA Engineering Corp*	24,219	638,961
0.06%	Machinery - Tools & Related Products
	Techtronic Industries Co	5,000	9,668
1.27%	Machinery-General Industrial
	Chen Hsong Holdings	316,104	192,543
1.70%	Machinery-Therml Process
	Kenertec Co Ltd*	30,000	259,058
0.40%	Medical-Hospitals
	Pantai Holdings Berhad	120,900	61,248
4.52%	Metal Processors & Fabrication
	Catcher Technology Co Ltd	30,000	221,381
	Taewoong Co Ltd	35,277	466,264
			687,645
0.38%	Non-hazardous Waste Disposal
	Promotora Ambiental Sa De CV*	31,500	57,204
0.86%	Office Furnishings
	Taiwan Fu Hsing Industrial Co Ltd	119,180	130,990
9.73%	Oil Comp-Integrated
	Lukoil-SP ADR	6,000	460,200
	OJSC TNK-BP Holding*	18,000	57,960
	Petroleo Brasileiro S.A.-AP ADR	10,187	962,672
			1,480,832
1.62%	Printing-Commercial
	SNP Leefung Holdings Ltd	1,367,500	246,803
0.31%	Protection-Safety
	GST Holdings Ltd*	212,000	47,827
1.60%	Real Estate Oper/Develop
	IRSA - SP GDR*	17,500	192,500
	Bandar Raya Developments BHD	190,425	50,519
			243,019
0.00%	Recycling
	Citiraya Industries Ltd*^	475,380	-
0.44%	Retail-Home Furnishings
	Hola Home Furnishings Co Ltd	50,000	66,289
0.79%	Retail-Major Department Store
	Lifestyle International Holdging Ltd.	81,000	120,604
2.84%	Rubber & Vinyl
	Top Glove Corp BHD	226,404	431,619
1.23%	Rubber/Plastic Products
	First Engineering Ltd	273,275	186,921
3.58%	Semicon Compo-Intg Circu
	Holtek Semiconductor Inc	151,000	233,245
	Novatek Microelectronics Ltd	51,074	312,216
			545,461
1.70%	Semiconductor Equipment
	From30 Co Ltd*	13,000	258,073
1.37%	Shipbuilding
	STX Shipbuilding Co Ltd*	12,000	208,988
1.44%	Tools-Hand Held
	Basso Industry Corp	94,060	219,702
3.07%	Transport-Marine
	Berlian Laju Tanker Tbk Pt	3,850,000	467,587
1.35%	Wireless Equipment
	Gemtek Technology Corp	132,000	204,723
	TOTAL COMMON STOCK
	(Cost $9,925,269)		14,599,021

0.04%	Warrant
	Multi-Purpose Holdings Bhd-W*	15,380	615
	STX Shipbuilding Co., Ltd.*	3,001	5,258
	(Cost $427)		5,873

4.64%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation	705,424	705,424
	Portfolio - Institutional Class
	(Cost $700,424)

100.61%	Total Value of Investments:		$ 15,310,318
	(Total Cost: $10,626,120)

-0.61%	Other Assets Less Liabilities:		$ (92,546)

100.00%	Total Net Assets:		$ 15,217,772

GDR - Global Depositary Receipts
ADR - American Depositary Receipts
^ Illiquid Security
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,271,415
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(587,219)
Net unrealized appreciation			$ 4,684,196

Dunham Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)			January 31, 2006

% of Portfolio	Description	Shares	Value
94.17%	COMMON STOCK
1.09%	Aerospace/Defense
	BE Aerospace Inc*	11,600	$ 243,832
0.88%	Airlines
	Jetblue Airways Corp*	15,150	197,556
2.37%	Apparel
	Carter's Inc*	3,300	224,367
	Coach Inc*	5,900	212,105
	Volcom Inc*	2,550	96,747
			533,219
1.20%	Auto Manufacturers
	A.S.V. Inc*	8,200	270,600
0.79%	Biotechnology
	Lifecell Corp.*	8,200	177,940
1.35%	Building Materials
	Interline Brands Inc*	11,900	302,260
0.82%	Coal
	International Coal Group Inc*	18,200	184,184
8.38%	Commercial Services
	Administaff Inc	10,700	460,528
	Corporate Executive Board Co	3,100	260,834
	Heidrick & Struggles Intl*	6,800	228,208
	Pra International*	7,100	185,026
	Paychex Inc	5,400	196,290
	Pharmaceutical Product Development	4,876	337,322
	Vistaprint Ltd*	7,100	214,633
			1,882,841
4.83%	Computers
	Brocade Communications Sys*	46,000	211,600
	Cognizant Technology Solutions-A*	5,316	278,399
	Micros Systems Inc*	4,400	203,060
	Ness Technologies Inc*	15,746	182,339
	Network Appliance Inc*	6,700	209,040
			1,084,438
8.46%	Diversified Financial Service
	Affiliated Managers Group*	2,603	241,558
	Eaton Vance Corp	7,700	221,914
	GFI Group Inc*	4,200	229,278
	Intercontinental Exchange Inc*	5,500	279,510
	Janus Capital Group Inc	10,900	227,701
	Nuveen Investments-Cl A	4,500	204,165
	Piper Jaffray Cos*	6,100	273,463
	T Rowe Price Group Inc	2,900	221,647
			1,899,236
0.89%	Electronics
	Trimble Navigation Ltd*	5,000	200,100

1.06%	Energy-Alternate Sources
	Suntech Power Holdings-ADR*	5,600	237,944
2.20%	Engineering & Construction
	Jacobs Engineering Group Inc*	2,900	241,773
	Shaw Group Inc*	7,100	252,902
			494,675
0.84%	Entertainment
	Regal Entertainment Group-A	10,200	188,802
1.34%	Food
	United Natural Foods Inc*	9,300	300,669
11.07%	Healthcare-Products
	Arthrocare Corp*	10,400	465,816
	Aspect Medical Systems Inc*	5,500	198,935
	Hologic Inc*	8,080	415,797
	Immucor Inc*	8,200	246,410
	Merge Technologies Inc*	8,100	213,840
	Resmed Inc*	5,400	212,976
	Sonosite Inc*	5,400	212,436
	Varian Medical Systems Inc*	4,500	270,945
	Ventana Medical Systems*	6,200	250,108
			2,487,263
3.83%	Healthcare-Services
	Humana Inc*	3,900	217,503
	Radiation Therapy Services*	6,300	188,370
	Sierra Health Services Inc*	6,000	237,720
	Symbion Inc*	9,400	217,140
			860,733
2.76%	Internet
	Blue Coat Systems Inc*	4,600	188,554
	Digitas Inc*	15,300	200,277
	Openwave Systems Inc*	10,700	230,692
			619,523
0.88%	Leisure Time
	Life Time Fitness Inc*	5,100	196,809
0.90%	Lodging
	Kerzner International Ltd*	3,100	202,244
1.07%	Networking Products
	Atheros Communications*	12,200	239,730
1.31%	Oil & Gas
	Pioneer Drilling Company*	12,900	294,120
3.46%	Oil&Gas Services
	Grant Prideco Inc*	5,400	270,486
	Hydril*	3,100	255,285
	National Oilwell Varco Inc*	3,300	251,031
			776,802
1.72%	Pharmaceuticals
	Adams Respiratory Thera Inc*	4,300	185,674
	Medco Health Solutions Inc*	3,700	200,170
			385,844
1.10%	Real Estate
	CB Richard Ellis Group Inc-A*	3,900	246,168
8.07%	Retail
	Abercrombie & Fitch Co-Cl A	3,500	232,365
	California Pizza Kitchen Inc*	6,600	215,952
	Cheesecake Factory (The)*	6,400	235,840
	MSC Industrial Direct Co-A	5,200	233,636
	The Men's Wearhouse Inc*	6,600	225,522
	O'Reilly Automotive Inc*	6,700	219,894
	Texas Roadhouse Inc-Class A*	13,700	212,487
	Under Armour Inc-Class A*	5,900	235,941
			1,811,637
10.02%	Semiconductors
	Axcelis Technologies Inc*	34,000	214,880
	Broadcom Corp-Cl A*	4,900	334,180
	Brooks Automation Inc*	13,800	232,668
	Mattson Technology Inc*	18,100	235,300
	Omnivision Technologies*	9,500	239,685
	Silicon Laboratories Inc*	5,100	251,073
	Silicon Image Inc*	21,400	247,598
	Sirf Technology Holdings Inc*	8,200	276,258
	Xilinx Inc	7,800	219,648
			2,251,290
8.65%	Software
	Autodesk Inc	4,100	166,419
	Avid Technology Inc*	3,900	193,713
	Cognos Inc*	5,632	214,579
	Infosys Technologies-Sp ADR	3,100	236,437
	Microstrategy Inc-Cl A*	2,900	278,719
	Red Hat Inc*	9,500	275,025
	Satyam Computer Services-ADR	6,600	258,720
	Trident Microsystems Inc*	12,200	318,664
			1,942,276
0.95%	Storage/Warehousing
	Mobile Mini Inc*	4,300	213,796
0.00%	Telecommunications
	Audiocodes Ltd*	5	63
1.88%	Transportation
	Landstar System Inc	4,600	194,580
	Swift Transportation Co Inc*	9,600	226,848
			421,428
	TOTAL COMMON STOCK
	(Cost $17,355,684)		21,148,022

4.35%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation	975,829	975,829
	Portfolio - Institutional Class
	(Cost $975,829)

98.52%	Total Value of Investments:		$ 22,123,851
	(Total Cost: $18,331,513)

1.48%	Other Assets Less Liabilities:		$ 333,542

100.00%	Total Net Assets:		$ 22,457,393

ADR - American Depositary Receipts
* Non-income producing securities.

At January 31, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 3,987,631
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(195,293)
Net unrealized appreciation			$ 3,792,338

Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities, short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the “Board”). Where no last sale price for exchange traded debt securities is available, the bid  price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV.  However, funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. As of October 31, 2005, return International Stock Fund or Emerging Markets Stock Fund adjusted the closing prices of its securities in accordance with the Procedures

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date      3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date         3/30/2006

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date        3/30/2006